Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue		$ 596,817	$ 510,360	$ 350,131
Cost of revenue		(429,407)	(355,004)	(196,686)
Gross profit		167,410	155,356	153,445
Operating expenses
General and administrative expenses		3,663,141	1,124,469	153,069
Selling and marketing expenses		170,523	1,957	7,492
Research and development expenses		1,602,064	491,353
Impairment (Recovery) of expected credit loss		3,403	(493)	2,731
Total operating expenses		5,439,131	1,617,286	163,292
Loss from operations		(5,271,721)	(1,461,930)	(9,847)
Other income (expense)
Other income, net		46,803	64,415	29,351
Interest income		80,162	11,808	290
Interest expenses			(772)	(2,144)
Change in fair value of warrant liabilities		(3,168,091)
Total other income (expense), net		(3,041,126)	75,451	27,497
(Loss) Income before income tax		(8,312,847)	(1,386,479)	17,650
Income tax		1,531	(25,080)	(4,090)
Net (loss) income		(8,311,316)	(1,411,559)	13,560
Other comprehensive (loss) income, net of tax:
Change in foreign currency translation adjustments		168,864	(2,139)	99
Other Comprehensive (loss) income		$ (8,142,452)	$ (1,413,698)	$ 13,659
Basic net (loss) income per share (in Dollars per share)	[1]	$ (0.12)	$ (0.02)	$ 0	[2]
Diluted net (loss) income per share (in Dollars per share)	[1]	$ (0.12)	$ (0.02)	$ 0	[2]
Basic weighted average number of shares outstanding (in Shares)	[1]	66,719,177	64,730,411	64,730,411
Diluted weighted average number of shares outstanding (in Shares)	[1]	66,719,177	64,730,411	64,730,411

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025
[2]	Basic and diluted net (loss) income per share for the year ended December 31, 2023 was $0.0002.